DEI Document	Sep. 21, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001781755
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	The Baldwin Insurance Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39095
Entity Tax Identification Number	61-1937225
Entity Address, Address Line One	4211 W. Boy Scout Blvd.
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	866
Local Phone Number	279-0698
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	BWIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false